Fair Value Measurement (Details) - Schedule of reconciliation of the beginning and ending balances for assets and liabilities measured at fair value on a recurring basis - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
Schedule of reconciliation of the beginning and ending balances for assets and liabilities measured at fair value on a recurring basis [Abstract]
Beginning balance	$ 61,100
Issuance of convertible notes		57,500
Changes in fair value of convertible notes	3,243	3,600
Ending balance	$ 64,343	$ 61,100